Categories of Financial Instruments - Financial Liabilities by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Accounts payable - other	₩ 1,867,074	₩ 1,767,799
Accounts payable - trade	351,711	402,445
Withholdings	1,736	1,525
Derivative financial liabilities	39,470	87,153
Accrued expenses	1,327,906	1,125,816
Borrowings	382,817	175,521
Current portion of long-term payables - other	302,703	301,773
Debentures	7,086,187	7,194,206
Long-term payables - other	1,346,763	1,624,590
Other non-currentliabilities	19,337	21,231
Accounts payable - other and others	4,865,519	4,842,734
Financial liabilities	12,725,704	12,702,059
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Debentures	60,278	59,600
Financial liabilities	60,278	59,600
Financial liabilities measured at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable - trade	351,711	402,445
Borrowings	382,817	175,521
Debentures	7,025,909	7,134,606
Accounts payable - other and others	4,865,519	4,842,734
Financial liabilities	12,625,956	12,555,306
Derivatives hedging instrument [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	39,470	87,153
Financial liabilities	₩ 39,470	₩ 87,153